Properties. Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
COST
Beginning balance	$ 33,719,026	$ 30,890,631
Additions	20,286	981,685
Disposals		(57,541)
Translation adjustment	(419,920)	1,904,251
Ending balance	33,319,392	33,719,026
DEPRECIATION
Beginning balance	(5,894,501)	(4,131,882)
Provided for the year	(765,199)	(1,558,308)
Eliminated upon disposal of assets		50,396
Translation adjustment	73,407	(254,709)
Ending balance	(6,586,292)	(5,894,501)
CARRYING AMOUNT
Carrying Amount	26,733,098	27,824,523
Plant [Member]
COST
Beginning balance	31,256,158	28,531,542
Additions		965,792
Disposals
Translation adjustment	(389,249)	1,758,824
Ending balance	30,866,909	31,256,158
DEPRECIATION
Beginning balance	(3,932,435)	(2,406,532)
Provided for the year	(694,505)	(1,377,553)
Eliminated upon disposal of assets
Translation adjustment	48,973	(148,350)
Ending balance	(4,577,967)	(3,932,435)
CARRYING AMOUNT
Carrying Amount	26,288,942	27,323,723
Machinery [Member]
COST
Beginning balance	928,022	859,166
Additions		15,893
Disposals
Translation adjustment	(11,557)	52,963
Ending balance	916,465	928,022
DEPRECIATION
Beginning balance	(791,402)	(700,123)
Provided for the year	(7,817)	(48,120)
Eliminated upon disposal of assets
Translation adjustment	9,856	(43,159)
Ending balance	(789,363)	(791,402)
CARRYING AMOUNT
Carrying Amount	127,102	136,620
Office equipment [Member]
COST
Beginning balance	130,515	134,701
Additions	11,974
Disposals		(12,490)
Translation adjustment	(1,625)	8,304
Ending balance	140,864	130,515
DEPRECIATION
Beginning balance	(99,887)	(89,920)
Provided for the year	(4,852)	(14,495)
Eliminated upon disposal of assets		10,071
Translation adjustment	1,244	(5,543)
Ending balance	(103,495)	(99,887)
CARRYING AMOUNT
Carrying Amount	37,369	30,628
Motor vehicles [Member]
COST
Beginning balance	86,654	122,328
Additions
Disposals		(43,215)
Translation adjustment	(1,079)	7,541
Ending balance	85,575	86,654
DEPRECIATION
Beginning balance	(77,946)	(109,891)
Provided for the year	(43)	(174)
Eliminated upon disposal of assets		38,893
Translation adjustment	971	(6,774)
Ending balance	(77,018)	(77,946)
CARRYING AMOUNT
Carrying Amount	8,557	8,708
Furniture and fixtures [Member]
COST
Beginning balance	153,136	145,973
Additions	8,312
Disposals		(1,836)
Translation adjustment	(1,907)	8,999
Ending balance	159,541	153,136
DEPRECIATION
Beginning balance	(146,818)	(136,626)
Provided for the year	(1,315)	(3,202)
Eliminated upon disposal of assets		1,432
Translation adjustment	1,828	(8,422)
Ending balance	(146,305)	(146,818)
CARRYING AMOUNT
Carrying Amount	13,236	6,318
Leasehold improvements -factories and offices [Member]
COST
Beginning balance	895,781	843,767
Additions
Disposals
Translation adjustment	(11,156)	52,014
Ending balance	884,625	895,781
DEPRECIATION
Beginning balance	(577,253)	(435,636)
Provided for the year	(56,667)	(114,764)
Eliminated upon disposal of assets
Translation adjustment	7,189	(26,855)
Ending balance	(626,731)	(577,253)
CARRYING AMOUNT
Carrying Amount	257,894	318,526
Leasehold improvements -shops [Member]
COST
Beginning balance	268,760	253,154
Additions
Disposals
Translation adjustment	(3,347)	15,606
Ending balance	265,413	268,760
DEPRECIATION
Beginning balance	(268,760)	(253,154)
Provided for the year
Eliminated upon disposal of assets
Translation adjustment	3,347	(15,606)
Ending balance	(265,413)	(268,760)
CARRYING AMOUNT
Carrying Amount